Non-controlling interests - Disclosure of Profit for the Year of Subsidiaries with Non-Controlling Interests (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of subsidiaries [line items]
Revenue	€ 422,303	€ 311,490	€ 125,948
Global Blue TFS Japan Co Ltd
Disclosure of subsidiaries [line items]
Revenue	25,665	10,076	3,384
Profit / (loss) for the year	12,410	3,249	(1,320)
Global Blue Touristik Hizmetler A.Ş.
Disclosure of subsidiaries [line items]
Revenue	4,972	5,351	3,452
Profit / (loss) for the year	€ 2,463	€ 3,093	€ 2,067